Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related-Party Transactions

Note 12:    Related-Party Transactions

The Company entered into transactions with New Outerwall and related affiliates, primarily Coinstar, in the ordinary course of business. A description of such transactions and their effects on the accompanying consolidated financial statements are presented below.

The Company receives and provides certain operating support under commercial services agreements with New Outerwall and related affiliates. A summary of the amounts due to/from such related parties is presented below:

	September 30,	December 31,
Dollars in thousands	2021	2020
Due from related party	$162	$73
Due to related parties, net	$357	$449

Amounts due from related party above includes amounts owed from ecoATM for kiosk servicing and other commercial agreements. The balance in amounts due to related parties primarily includes the unpaid dividends related to employee and Director stock awards.

On January 29, 2021, the Company entered into the Fourth Amendment to the Credit Agreement. Provided under the Credit Agreement, the Company incurred additional principal amount under a Term B-2 Loan in an aggregate principal amount of $25.0 million, which was provided by New Outerwall. The proceeds from the loan will be used for general corporate purposes. The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. See Note 6: Debt, for a further discussion.

With respect to income taxes for the periods, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operates as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the respective unaudited Condensed Consolidated Balance Sheets of the Company. Except for certain separate state tax obligations, the Company generally remits cash to Aspen or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer. Income taxes payable balances, which are included in Accrued and other current liabilities in the Company’s unaudited Condensed Consolidated Balance Sheet, were $0 and $15.8 million as of September 30, 2021 and December 31, 2020.

In connection with the Company’s impending business combination and restructuring, on June 29, 2021, the Company and New Outerwall determined that it was no longer probable that the income tax payable balances of the Company to New Outerwall would be paid. As such, the Company recorded an entry to reduce Accrued and other current liabilities $15.8 million and increase Additional paid-in capital $15.8 million.

Note 13:   Related-Party Transactions

The Company entered into transactions with New Outerwall and related affiliates, primarily Coinstar, in the ordinary course of business. A description of such transactions and their effects on the accompanying consolidated financial statements are presented below.

The Company receives and provides certain operating support under commercial services agreements with New Outerwall and related affiliates. A summary of the amounts due to/from such related parties, and the related costs, is presented below:

	December 31,	December 31,
Dollars in thousands	2020	2019
Due from related party	$73	$2,712
Due to related parties, net	$449	$1,477

Amounts due from related party above includes amounts owed from Coinstar for professional services. The balance in amounts due to related parties primarily includes the unpaid dividends related to employee and Director stock awards.

On January 29, 2021, the Company entered into the Fourth Amendment to the Credit Agreement. Provided under the Credit Agreement, the Company incurred additional principal amount under a Term B-2 Loan in an aggregate principal amount of $25.0 million, which was provided by New Outerwall. The proceeds from the loan will be used for general corporate purposes. The Term B-2 loan ranks pari passu basis with all obligations pursuant to the Credit Agreement. The Company is an indirect, wholly owned subsidiary of New Outerwall, Inc. See Note 6, Debt and Note 15, Subsequent Events, for a further discussion.

With respect to income taxes for the periods, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operates as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the respective Consolidated Balance Sheets of the Company. Except for certain separate state tax obligations, the Company generally remits cash to Aspen or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer. Income taxes payable balances, which are included in Accrued and other current liabilities in the Company’s Consolidated Balance Sheet, were $15.8 million as of December 31, 2020 and December 31, 2019. See Note 15, Subsequent Events, for a further discussion.